Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—64.1%
		Federal Home Loan Mortgage Corporation—26.4%
$ 400,691		Class FE, 5.702% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	$ 392,369
79,322		Series 242, Class F29, 5.552% (30-DAY AVERAGE SOFR +0.364%), 11/15/2036	77,451
60,225		Series 244, Class F22, 5.652% (30-DAY AVERAGE SOFR +0.464%), 12/15/2036	58,915
141,895		Series 244, Class F30, 5.602% (30-DAY AVERAGE SOFR +0.414%), 12/15/2036	138,871
2,414		Series 1632, Class FB, 6.502% (30-DAY AVERAGE SOFR +1.314%), 11/15/2023	2,414
42,097		Series 2111, Class MA, 5.802% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	41,982
43,013		Series 2111, Class MB, 5.802% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	42,895
43,928		Series 2111, Class MC, 5.802% (30-DAY AVERAGE SOFR +0.614%), 1/15/2029	43,808
31,915		Series 2286, Class FA, 5.702% (30-DAY AVERAGE SOFR +0.514%), 2/15/2031	31,705
83,843		Series 2296, Class FC, 5.802% (30-DAY AVERAGE SOFR +0.614%), 6/15/2029	83,422
125,205		Series 2326, Class FJ, 6.252% (30-DAY AVERAGE SOFR +1.064%), 6/15/2031	125,198
226,649		Series 2344, Class FP, 6.252% (30-DAY AVERAGE SOFR +1.064%), 8/15/2031	226,635
97,725		Series 2367, Class FG, 5.922% (30-DAY AVERAGE SOFR +0.734%), 6/15/2031	97,374
39,278		Series 2380, Class FI, 5.902% (30-DAY AVERAGE SOFR +0.714%), 6/15/2031	39,118
219,483		Series 2380, Class FL, 5.902% (30-DAY AVERAGE SOFR +0.714%), 11/15/2031	218,775
128,059		Series 2386, Class FE, 6.002% (30-DAY AVERAGE SOFR +0.814%), 6/15/2031	127,622
52,062		Series 2389, Class FI, 6.052% (30-DAY AVERAGE SOFR +0.864%), 6/15/2031	51,948
13,448		Series 2395, Class FT, 5.752% (30-DAY AVERAGE SOFR +0.564%), 12/15/2031	13,333
15,105		Series 2396, Class FL, 5.902% (30-DAY AVERAGE SOFR +0.714%), 12/15/2031	15,063
155,557		Series 2412, Class OF, 6.252% (30-DAY AVERAGE SOFR +1.064%), 12/15/2031	155,548
69,853		Series 2418, Class FO, 6.202% (30-DAY AVERAGE SOFR +1.014%), 2/15/2032	69,793
43,697		Series 2451, Class FC, 6.302% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	43,752
4,806		Series 2452, Class FG, 5.852% (30-DAY AVERAGE SOFR +0.664%), 3/15/2032	4,775
71,596		Series 2460, Class FE, 6.302% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	71,691
23,090		Series 2470, Class FI, 5.702% (30-DAY AVERAGE SOFR +0.514%), 10/15/2026	23,015
44,301		Series 2470, Class FW, 6.302% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	44,356
42,417		Series 2470, Class FX, 6.302% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	42,469
71,918		Series 2470, Class GF, 6.302% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	72,013
41,003		Series 2471, Class FS, 5.802% (30-DAY AVERAGE SOFR +0.614%), 2/15/2032	40,633
190,940		Series 2475, Class FL, 6.302% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	191,191
127,293		Series 2476, Class FC, 6.302% (30-DAY AVERAGE SOFR +1.114%), 2/15/2032	127,460
70,442		Series 2477, Class FD, 5.702% (30-DAY AVERAGE SOFR +0.514%), 7/15/2032	69,777
63,318		Series 2479, Class FA, 5.702% (30-DAY AVERAGE SOFR +0.514%), 8/15/2032	63,062
32,540		Series 2481, Class FC, 6.302% (30-DAY AVERAGE SOFR +1.114%), 5/15/2031	32,580
80,773		Series 2493, Class F, 5.702% (30-DAY AVERAGE SOFR +0.514%), 9/15/2029	80,283
46,540		Series 2495, Class F, 5.702% (30-DAY AVERAGE SOFR +0.514%), 9/15/2032	46,393
74,423		Series 2498, Class HF, 6.302% (30-DAY AVERAGE SOFR +1.114%), 6/15/2032	74,522
46,094		Series 2504, Class FP, 5.802% (30-DAY AVERAGE SOFR +0.614%), 3/15/2032	45,672
129,105		Series 2526, Class FC, 5.702% (30-DAY AVERAGE SOFR +0.514%), 11/15/2032	127,883
118,217		Series 2530, Class FK, 5.702% (30-DAY AVERAGE SOFR +0.514%), 6/15/2029	117,387
218,045		Series 2551, Class FD, 5.702% (30-DAY AVERAGE SOFR +0.514%), 1/15/2033	215,470
340		Series 2571, Class FK, 5.802% (30-DAY AVERAGE SOFR +0.614%), 9/15/2023	340
38,167		Series 2610, Class FD, 5.802% (30-DAY AVERAGE SOFR +0.614%), 12/15/2032	37,762
675,189		Series 2631, Class FC, 5.702% (30-DAY AVERAGE SOFR +0.514%), 6/15/2033	666,882
148,663		Series 2671, Class F, 5.752% (30-DAY AVERAGE SOFR +0.564%), 9/15/2033	146,911
195,255		Series 2684, Class FV, 6.202% (30-DAY AVERAGE SOFR +1.014%), 10/15/2033	194,925

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 895,033		Series 2750, Class FG, 5.702% (30-DAY AVERAGE SOFR +0.514%), 2/15/2034	$ 882,240
2,265,472		Series 2750, Class FH, 5.802% (30-DAY AVERAGE SOFR +0.614%), 2/15/2034	2,243,184
78,888		Series 2796, Class FD, 5.652% (30-DAY AVERAGE SOFR +0.464%), 7/15/2026	78,621
309,109		Series 2812, Class LF, 5.702% (30-DAY AVERAGE SOFR +0.514%), 6/15/2034	307,024
261,026		Series 3036, Class NF, 5.602% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	255,341
53,938		Series 3085, Class FW, 6.002% (30-DAY AVERAGE SOFR +0.814%), 8/15/2035	53,596
380,868		Series 3085, Class VF, 5.622% (30-DAY AVERAGE SOFR +0.434%), 12/15/2035	373,488
394,315		Series 3184, Class JF, 5.702% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	387,244
32,107		Series 3300, Class FA, 5.602% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	31,402
32,221		Series 3325, Class NF, 5.602% (30-DAY AVERAGE SOFR +0.414%), 8/15/2035	31,513
422,298		Series 3380, Class FP, 5.652% (30-DAY AVERAGE SOFR +0.464%), 11/15/2036	413,027
320,411		Series 3542, Class NF, 6.052% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	317,966
16,812,180		Series 4915, Class FD, 5.852% (30-DAY AVERAGE SOFR +0.564%), 9/25/2049	16,340,759
3,324,147		Series 4925, Class FH, 5.802% (30-DAY AVERAGE SOFR +0.514%), 10/25/2049	3,231,256
2,683,418		Series 4936, Class PF, 5.902% (30-DAY AVERAGE SOFR +0.614%), 12/25/2049	2,568,275
7,430,744		Series 4965, Class KF, 6.052% (30-DAY AVERAGE SOFR +0.764%), 4/25/2050	7,159,133
34,101,191		Series 5323 FA, Class FA, 5.937% (30-DAY AVERAGE SOFR +0.650%), 7/25/2053	33,389,800
30,000,000		Series KF146, Class AS, 5.981% (30-DAY AVERAGE SOFR +0.880%), 10/25/2032	29,943,873
26,000,000		Series KF147, Class AS, 5.981% (30-DAY AVERAGE SOFR +0.880%), 11/25/2032	26,099,528
40,000,000		Series KF150, Class AS, 5.661% (30-DAY AVERAGE SOFR +0.560%), 12/25/2032	39,768,732
43,300,000		Series KF151, Class AS, 5.611% (30-DAY AVERAGE SOFR +0.510%), 12/25/2032	43,161,726
5,711,105		Series KF73, Class AS, 5.778% (SOFR +0.670%), 11/25/2029	5,693,278
15,874,403		Series KF76, Class AS, 5.718% (SOFR +0.610%), 1/25/2030	15,824,401
1,742,190		Series KF85, Class AL, 5.515% (1-month USLIBOR +0.300%), 8/25/2030	1,733,873
4,829,998		Series KF87, Class AL, 5.565% (1-month USLIBOR +0.350%), 8/25/2030	4,779,044
6,190,436		Series KF88, Class AL, 5.545% (1-month USLIBOR +0.330%), 9/25/2030	6,157,611
		TOTAL	245,861,378
		Federal Home Loan Mortgage Corporation REMIC—10.7%
23,425,000		Series KF148, Class AS, 5.941% (30-DAY AVERAGE SOFR +0.840%), 11/25/2032	23,822,899
22,996,346		Series KF149, Class AS, 5.741% (30-DAY AVERAGE SOFR +0.640%), 12/25/2032	22,870,536
53,350,000		Series KF157, Class AS, 5.700% (30-DAY AVERAGE SOFR +0.660%), 4/25/2033	52,862,216
		TOTAL	99,555,651
		Federal National Mortgage Association—5.8%
73,619		Class FB, 5.902% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	72,736
501,350		Class NF, 6.002% (30-DAY AVERAGE SOFR +0.714%), 2/25/2037	500,609
246		Series 1993-165, Class FE, 6.552% (30-DAY AVERAGE SOFR +1.264%), 9/25/2023	246
23,213		Series 1998-22, Class FA, 5.744% (30-DAY AVERAGE SOFR +0.514%), 4/18/2028	23,120
15,615		Series 2000-34, Class F, 5.852% (30-DAY AVERAGE SOFR +0.564%), 10/25/2030	15,452
7,189		Series 2000-37, Class FA, 5.902% (30-DAY AVERAGE SOFR +0.614%), 11/25/2030	7,127
177		Series 2001-34, Class FB, 5.644% (30-DAY AVERAGE SOFR +0.414%), 12/18/2028	177
15,418		Series 2001-34, Class FL, 5.902% (30-DAY AVERAGE SOFR +0.614%), 8/25/2031	15,378
82,387		Series 2001-46, Class F, 5.744% (30-DAY AVERAGE SOFR +0.514%), 9/18/2031	82,136
95,322		Series 2001-53, Class FX, 5.752% (30-DAY AVERAGE SOFR +0.464%), 10/25/2031	94,166
188,574		Series 2001-56, Class FG, 5.902% (30-DAY AVERAGE SOFR +0.614%), 10/25/2031	187,977
63,996		Series 2001-68, Class FD, 5.902% (30-DAY AVERAGE SOFR +0.614%), 12/25/2031	63,709
69,649		Series 2002-4, Class FJ, 5.852% (30-DAY AVERAGE SOFR +0.564%), 2/25/2032	69,057
106,149		Series 2002-8, Class FA, 6.094% (30-DAY AVERAGE SOFR +0.864%), 3/18/2032	105,884
86,273		Series 2002-9, Class FH, 5.902% (30-DAY AVERAGE SOFR +0.614%), 3/25/2032	85,677
136,809		Series 2002-17, Class JF, 6.402% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	137,047
133,730		Series 2002-34, Class FC, 6.344% (30-DAY AVERAGE SOFR +1.114%), 12/18/2031	133,917
82,090		Series 2002-37, Class F, 6.202% (30-DAY AVERAGE SOFR +0.914%), 11/25/2031	81,792

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 4,815		Series 2002-39, Class FB, 5.894% (30-DAY AVERAGE SOFR +0.664%), 3/18/2032	$ 4,780
33,925		Series 2002-41, Class F, 5.952% (30-DAY AVERAGE SOFR +0.664%), 7/25/2032	33,798
381,350		Series 2002-47, Class NF, 6.402% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	382,012
64,310		Series 2002-52, Class FD, 5.902% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	63,837
77,572		Series 2002-53, Class FG, 6.502% (30-DAY AVERAGE SOFR +1.214%), 7/25/2032	77,920
284,312		Series 2002-58, Class FD, 6.002% (30-DAY AVERAGE SOFR +0.714%), 8/25/2032	282,488
98,226		Series 2002-64, Class FJ, 6.402% (30-DAY AVERAGE SOFR +1.114%), 4/25/2032	98,398
30,744		Series 2002-74, Class FV, 5.852% (30-DAY AVERAGE SOFR +0.564%), 11/25/2032	30,667
55,263		Series 2002-75, Class FD, 6.344% (30-DAY AVERAGE SOFR +1.114%), 11/18/2032	55,344
161,649		Series 2002-77, Class FH, 5.744% (30-DAY AVERAGE SOFR +0.514%), 12/18/2032	160,598
34,112		Series 2002-82, Class FB, 5.902% (30-DAY AVERAGE SOFR +0.614%), 12/25/2032	33,801
141,104		Series 2002-82, Class FC, 6.402% (30-DAY AVERAGE SOFR +1.114%), 9/25/2032	141,353
2,678		Series 2002-82, Class FG, 5.852% (30-DAY AVERAGE SOFR +0.564%), 12/25/2032	2,675
296,629		Series 2002-89, Class F, 5.702% (30-DAY AVERAGE SOFR +0.414%), 1/25/2033	292,680
56,440		Series 2002-90, Class FH, 5.902% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	55,937
525,956		Series 2002-93, Class FJ, 5.952% (30-DAY AVERAGE SOFR +0.664%), 1/25/2033	521,681
58,478		Series 2003-2, Class FA, 5.902% (30-DAY AVERAGE SOFR +0.614%), 2/25/2033	57,945
50,955		Series 2003-14, Class FT, 5.902% (30-DAY AVERAGE SOFR +0.614%), 3/25/2033	50,475
94,983		Series 2003-19, Class FY, 5.802% (30-DAY AVERAGE SOFR +0.514%), 3/25/2033	93,878
101,139		Series 2003-21, Class TF, 5.852% (30-DAY AVERAGE SOFR +0.564%), 3/25/2033	99,996
198,059		Series 2003-66, Class FA, 5.752% (30-DAY AVERAGE SOFR +0.464%), 7/25/2033	194,843
220,152		Series 2003-79, Class FC, 5.852% (30-DAY AVERAGE SOFR +0.564%), 8/25/2033	217,107
116,712		Series 2003-102, Class FT, 5.802% (30-DAY AVERAGE SOFR +0.514%), 10/25/2033	115,554
288,857		Series 2003-107, Class FD, 5.902% (30-DAY AVERAGE SOFR +0.614%), 11/25/2033	285,721
698,174		Series 2003-116, Class HF, 5.952% (30-DAY AVERAGE SOFR +0.664%), 11/25/2033	691,470
220,409		Series 2003-121, Class FD, 5.802% (30-DAY AVERAGE SOFR +0.514%), 12/25/2033	217,771
236,077		Series 2004-2, Class FW, 5.802% (30-DAY AVERAGE SOFR +0.514%), 2/25/2034	234,582
471,370		Series 2004-17, Class FT, 5.802% (30-DAY AVERAGE SOFR +0.514%), 4/25/2034	462,560
265,345		Series 2004-49, Class FN, 5.802% (30-DAY AVERAGE SOFR +0.514%), 7/25/2034	263,170
679,147		Series 2004-49, Class FQ, 5.852% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	675,274
662,396		Series 2004-51, Class FY, 5.782% (30-DAY AVERAGE SOFR +0.494%), 7/25/2034	652,831
323,380		Series 2004-53, Class FC, 5.852% (30-DAY AVERAGE SOFR +0.564%), 7/25/2034	319,207
194,618		Series 2004-64, Class FW, 5.852% (30-DAY AVERAGE SOFR +0.564%), 8/25/2034	192,809
319,122		Series 2005-104, Class FA, 5.802% (30-DAY AVERAGE SOFR +0.514%), 12/25/2035	313,685
1,207,868		Series 2006-75, Class FP, 5.702% (30-DAY AVERAGE SOFR +0.414%), 8/25/2036	1,180,832
271,650		Series 2006-79, Class DF, 5.752% (30-DAY AVERAGE SOFR +0.464%), 8/25/2036	267,015
864,429		Series 2006-90, Class FE, 5.852% (30-DAY AVERAGE SOFR +0.564%), 9/25/2036	855,210
433,680		Series 2006-98, Class FB, 5.712% (30-DAY AVERAGE SOFR +0.424%), 10/25/2036	424,760
439,602		Series 2008-52, Class FD, 5.752% (30-DAY AVERAGE SOFR +0.464%), 6/25/2036	431,189
5,344,236		Series 2012-116, Class FA, 5.702% (30-DAY AVERAGE SOFR +0.414%), 10/25/2042	5,186,393
3,714,465		Series 2018-31, Class FD, 5.702% (30-DAY AVERAGE SOFR +0.414%), 5/25/2048	3,550,269
5,448,107		Series 2018-95, Class FB, 5.802% (30-DAY AVERAGE SOFR +0.514%), 1/25/2049	5,272,273
20,298,164		Series 2019-41, Class FD, 5.902% (30-DAY AVERAGE SOFR +0.614%), 8/25/2059	19,940,734
7,558,790		Series 2019-81, Class FJ, 5.902% (30-DAY AVERAGE SOFR +0.614%), 1/25/2050	7,330,073
		TOTAL	53,491,802
		Federal National Mortgage Association REMIC—1.3%
379,204		Series 2006-81, Class FA, 5.752% (30-DAY AVERAGE SOFR +0.464%), 9/25/2036	371,512
1,471,839		Series 2006-W1, Class 2AF1, 5.622% (30-DAY AVERAGE SOFR +0.334%), 2/25/2046	1,450,695
10,848,866		Series 2018-70, Class HF, 5.752% (30-DAY AVERAGE SOFR +0.464%), 10/25/2058	10,534,877
		TOTAL	12,357,084

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—19.9%
$ 119,932		Series 2004-59, Class FV, 5.678% (CME Term SOFR 1 Month +0.364%), 10/20/2033	$ 118,603
4,354,266		Series 2010-62, Class PF, 5.928% (CME Term SOFR 1 Month +0.614%), 5/20/2040	4,265,828
3,040,297		Series 2011-23, Class KF, 5.827% (CME Term SOFR 1 Month +0.514%), 2/16/2041	2,968,152
1,871,013		Series 2011-51, Class FA, 5.828% (CME Term SOFR 1 Month +0.514%), 4/20/2041	1,824,391
3,361,555		Series 2012-H15, Class FB, 5.363% (CME Term SOFR 1 Month +0.614%), 6/20/2062	3,345,468
826,717		Series 2012-H18, Class FA, 5.805% (CME Term SOFR 1 Month +0.664%), 8/20/2062	821,925
1,535,518		Series 2012-H18, Class SA, 5.835% (CME Term SOFR 1 Month +0.694%), 8/20/2062	1,526,864
4,600,527		Series 2012-H24, Class FC, 5.655% (CME Term SOFR 1 Month +0.514%), 10/20/2062	4,566,257
4,079,948		Series 2012-H25, Class BF, 5.635% (CME Term SOFR 1 Month +0.494%), 9/20/2062	4,053,001
3,102,299		Series 2012-H29, Class BF, 5.595% (CME Term SOFR 1 Month +0.454%), 11/20/2062	3,080,507
4,051,910		Series 2012-H29, Class CF, 5.595% (CME Term SOFR 1 Month +0.454%), 2/20/2062	4,021,728
1,415,330		Series 2012-H30, Class SA, 5.625% (CME Term SOFR 1 Month +0.484%), 12/20/2062	1,403,751
2,910,121		Series 2012-H31, Class FA, 5.605% (CME Term SOFR 1 Month +0.464%), 11/20/2062	2,890,183
7,348,283		Series 2016-147, Class AF, 5.828% (CME Term SOFR 1 Month +0.514%), 10/20/2046	7,096,232
12,442,086		Series 2017-H08, Class FC, 5.817% (CME Term SOFR 1 Month +0.714%), 3/20/2067	12,383,234
7,074,221		Series 2019-10, Class FC, 5.878% (CME Term SOFR 1 Month +0.564%), 1/20/2049	6,882,102
16,463,327		Series 2021-H06, Class JF, 6.738% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	16,747,903
9,137,782		Series 2021-H06, Class TF, 6.738% (30-DAY AVERAGE SOFR +1.500%), 4/20/2071	9,292,377
12,869,455		Series 2022-H06, Class FL, 5.688% (30-DAY AVERAGE SOFR +0.450%), 1/20/2072	12,806,146
24,663,127		Series 2023-13, Class JF, 5.888% (30-DAY AVERAGE SOFR +0.650%), 1/20/2053	24,398,003
24,811,548		Series 2023-84, Class JF, 6.138% (30-DAY AVERAGE SOFR +0.900%), 6/20/2053	24,757,648
35,547,837		Series 2023-H01, Class FB, 6.088% (30-DAY AVERAGE SOFR +0.850%), 1/20/2073	35,540,632
		TOTAL	184,790,935
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $600,677,214)	596,056,850
		MORTGAGE-BACKED SECURITIES—6.7%
		Federal Home Loan Mortgage Corporation—0.7%
6,332,011		6.000%, 4/1/2053	6,349,125
		Federal National Mortgage Association—6.0%
1,396,559		3.500%, 9/1/2049	1,274,315
12,297,236		5.500%, 2/1/2038	12,305,944
20,939,771		5.500%, 4/1/2038	20,954,599
21,605,147		6.000%, 1/1/2053	21,687,175
32,349		7.500%, 1/1/2032	33,592
73,274		7.500%, 8/1/2032	76,352
		TOTAL	56,331,977
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $63,278,072)	62,681,102
		U.S. TREASURIES—2.1%
	[2]	U.S. Treasury Bills—0.5%
5,000,000		United States Treasury Bill, 5.215%, 12/28/2023	4,913,344
		U.S. Treasury Notes—1.6%
5,000,000		United States Treasury Floating Rate Notes, 5.538% (91-day T-Bill +0.125%), 9/6/2023	4,995,637
5,000,000		United States Treasury Floating Rate Notes, 5.553% (91-day T-Bill +0.140%), 9/6/2023	5,002,817
2,500,000		United States Treasury Floating Rate Notes, 5.582% (91-day T-Bill +0.169%), 9/6/2023	2,500,894
2,000,000		United States Treasury Floating Rate Notes, 5.613% (91-day T-Bill +0.200%), 9/6/2023	2,002,978
		TOTAL	14,502,326
		TOTAL U.S. TREASURIES (IDENTIFIED COST $19,409,679)	19,415,670
		GOVERNMENT AGENCIES—1.8%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.1%
5,000,000		5.390% (SOFR +0.090%), 9/16/2024	5,000,868

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal Farm Credit Bank System Floating Rate Notes—continued
$ 2,000,000		5.400% (SOFR +0.100%), 10/7/2024	$ 2,001,802
2,000,000		5.460% (SOFR +0.160%), 7/21/2025	2,000,606
1,000,000		5.465% (SOFR +0.165%), 9/5/2025	1,000,000
		TOTAL	10,003,276
		Federal Home Loan Bank System—0.1%
1,000,000		4.125%, 9/19/2023	999,284
	[1]	Federal Home Loan Bank System Floating Rate Notes—0.6%
5,000,000		5.370% (SOFR +0.070%), 4/1/2024	5,000,585
1,000,000		5.390% (SOFR +0.090%), 9/8/2023	1,000,005
		TOTAL	6,000,590
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $16,999,979)	17,003,150
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association—0.1%
1,526		4.129%, 4/1/2024	1,516
9,537		4.340%, 2/1/2033	9,609
279,640		4.378%, 4/1/2033	277,027
5,891		4.415%, 12/1/2032	5,949
306,081		5.195%, 8/1/2034	309,132
53,686		5.614%, 5/1/2040	53,383
70,598		5.614%, 8/1/2040	70,172
87,293		5.655%, 9/1/2035	88,416
7,500		6.078%, 8/1/2032	7,573
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $837,187)	822,777
		REPURCHASE AGREEMENTS—25.8%
40,295,000		Interest in $1,708,000,000 joint repurchase agreement 5.30%, dated 8/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,708,251,456 on 9/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,742,416,485.	40,295,000
100,000,000		Interest in $1,200,000,000 joint repurchase agreement 5.30%, dated 8/31/2023 under which Bank of Montreal will repurchase securities provided as collateral for $1,200,176,667 on 9/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2053 and the market value of those underlying securities was $1,226,252,111.	100,000,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.30%, dated 8/31/2023 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,294,444 on 9/1/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2058 and the market value of those underlying securities was $2,040,000,000.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $240,295,000)	240,295,000
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $941,497,131)	936,274,549
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[3]	(5,542,193)
		TOTAL NET ASSETS—100%	$930,732,356

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate